Revenue and segment analysis	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Revenue and segment analysis

2 Revenue and segment analysis

Accounting policy

The Group’s reported segments are based on the internal reporting structure and financial information provided to the Board.

Adjusted operating profit is the key segmental profit measure used by the Group in assessing performance. Adjusted operating profit is reconciled to operating profit on page 188.

Revenue arises from the provision of products and services under contracts with customers. In all cases, revenue is recognised  to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, and is recognised when the customer obtains control of the good  or service.

Revenue is stated at the transaction price, which includes allowance for anticipated discounts and returns and excludes customer sales taxes and other amounts to be collected on behalf of third-parties.

Where the goods or services promised within a contract are distinct, they are identified as separate performance obligations and are accounted for separately.

Where separate performance obligations are identified, total revenue is allocated on the basis of relative stand-alone selling prices or management’s best estimate of relative value where stand-alone selling prices do not exist. Management estimates may include a cost-plus method or comparable product approach, but must be supported by objective evidence. A residual approach may be applied where it is not possible to derive a reliable management estimate for a specific component.

Our subscription and Exhibition related revenue streams require payment in advance of the service being provided. Payment terms offered to customers are in line with the standard in the markets and geographies we operate in, and contracts do not contain significant financing components. Contracts for our transactional electronic revenue streams generally have payments that vary with volume of usage. Other than that, our contracts do not involve variable consideration.

Revenue is recognised for the various categories as follows:

▪

Subscriptions – revenue comprises income derived from the periodic distribution or update of a product. Subscription revenue is generally invoiced in advance and recognised systematically over the period of the subscription. Recognition is either on a straight-line basis where the transaction involves the transfer of goods and services to the customer in a consistent manner over a specific period of time; or based on the value received by the customer where the goods and services are not delivered  in a consistent manner.

▪

Transactional – revenue is recognised when control of the product is passed to the customer or the service has been performed. For exhibitions, revenue primarily comprises income from exhibitors and attendees at exhibitions. Exhibition revenue is recognised on occurrence of the exhibition.

▪	Advertising – revenue is recognised on publication or over the period of online display.

2 Revenue and segment analysis (continued)

RELX is a global provider of information-based analytics and decision tools for professional and business customers. Operating in four major market segments: Scientific, Technical & Medical provides information and analytics that help institutions and professionals progress science, advance healthcare and improve performance; Risk provides customers with information-based analytics and decision tools that combine public and industry-specific content with advanced technology and algorithms to assist them in evaluating and predicting risk and enhancing operational efficiency; Legal provides legal, regulatory and business information and analytics that helps customers increase their productivity, improve decision-making and achieve better outcomes; and Exhibitions is a leading global events business combining face-to-face with data and digital tools to help customers learn about markets, source products and complete transactions.

ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2020 £m	2019 £m	2018 £m	2020 £m	2019 £m	2018 £m
Scientific, Technical & Medical	2,692	2,637	2,538	1,021	982	942
Risk	2,417	2,316	2,117	894	853	776
Legal	1,639	1,652	1,618	330	330	320
Exhibitions	362	1,269	1,219	(164)	331	313
Sub-total	7,110	7,874	7,492	2,081	2,496	2,351
Unallocated items	—	—	—	(5)	(5)	(5)
Total	7,110	7,874	7,492	2,076	2,491	2,346

* Details of the exceptional costs excluded from adjusted operating profit are disclosed on page 141 in Note 2.

2020
	Scientific, Technical & Medical	Risk	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,224	1,921	1,119	43	4,307
Europe*	621	327	338	83	1,369
Rest of world	847	169	182	236	1,434
Total revenue	2,692	2,417	1,639	362	7,110

Revenue by format
Electronic	2,326	2,387	1,422	44	6,179
Face-to-face	1	19	7	318	345
Print	365	11	210	—	586
Total revenue	2,692	2,417	1,639	362	7,110

Revenue by type
Subscriptions	2,048	944	1,287	—	4,279
Transactional	605	1,469	348	362	2,784
Advertising	39	4	4	—	47
Total revenue	2,692	2,417	1,639	362	7,110

*	Europe includes revenue of £464m from the United Kingdom (2019: £529m; 2018: £527m).

2019
	Scientific, Technical & Medical	Risk	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,182	1,843	1,118	248	4,391
Europe*	635	317	340	508	1,800
Rest of world	820	156	194	513	1,683
Total revenue	2,637	2,316	1,652	1,269	7,874

Revenue by format
Electronic	2,214	2,264	1,400	51	5,929
Face-to-face	8	25	9	1,218	1,260
Print	415	27	243	—	685
Total revenue	2,637	2,316	1,652	1,269	7,874

Revenue by type
Subscriptions	1,970	872	1,287	—	4,129
Transactional	622	1,428	359	1,269	3,678
Advertising	45	16	6	—	67
Total revenue	2,637	2,316	1,652	1,269	7,874

2 Revenue and segment analysis (continued)

2018	Scientific, Technical & Medical	Risk	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,118	1,669	1,083	221	4,091
Europe	611	322	340	535	1,808
Rest of world	809	126	195	463	1,593
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by format
Electronic	2,094	2,030	1,338	51	5,513
Face-to-face	7	36	10	1,168	1,221
Print	437	51	270	—	758
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by type
Subscriptions	1,877	765	1,247	—	3,889
Transactional	615	1,322	365	1,219	3,521
Advertising	46	30	6	—	82
Total revenue	2,538	2,117	1,618	1,219	7,492

Over half of RELX’s revenue comes from subscription arrangements, and revenue for these is generally recognised on a straight-line basis over the time period covered by the agreement, in line with the provision of services. There are a number of multi-year contracts, mainly in Risk, where revenue is recognised on the achievement of delivery milestones or other specified performance obligations. As at

31 December 2020, the aggregate amount of the transaction price of such contracts which relates to performance obligations which have not yet been delivered was approximately £146m (2019: £162m). It is expected that revenue will be recognised in relation to this amount over the next seven years.

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN
	2020	2019	2018
	£m	£m	£m
North America	4,192	4,308	4,013
Europe	2,436	2,832	2,790
Rest of world	482	734	689
Total	7,110	7,874	7,492

Revenue by geographical origin from the United Kingdom in 2020 was £1,176m (2019: £1,320m; 2018: £1,144m).

ANALYSIS BY BUSINESS SEGMENT	Expenditure on acquired goodwill and intangible assets			Capital expenditure additions			Amortisation of acquired intangible assets			Depreciation and other amortization
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Scientific, Technical & Medical	169	65	106	94	104	100	65	62	58	120	109	109
Risk	822	47	852	93	96	92	192	170	161	98	89	73
Legal	—	139	30	153	155	145	68	24	33	176	150	147
Exhibitions	6	251	61	24	26	28	51	39	36	73	41	35
Total	997	502	1,049	364	381	365	376	295	288	467	389	364

Capital expenditure comprises additions to property, plant and equipment and internally developed intangible assets. Depreciation and other amortisation includes depreciation on right-of-use assets. Amortisation of acquired intangible assets includes amounts in respect of joint ventures of nil (2019: £1m; 2018: £1m) in Exhibitions.

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2020	2019	2018
	£m	£m	£m
North America	8,940	8,365	8,692
Europe	2,058	2,156	1,996
Rest of world	418	481	461
Total	11,416	11,002	11,149

Non-current assets held in the United Kingdom totalled £1,158m (2019: £1,248m; 2018: £988m). Non-current assets by geographical location exclude amounts relating to deferred tax, pension assets and derivative financial instruments.

2 Revenue and segment analysis (continued)

Operating profit is reconciled to adjusted operating profit as follows:

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2020	2019	2018
	£m	£m	£m
Operating profit	1,525	2,101	1,964
Adjustments:
Amortisation of acquired intangible assets	376	295	288
Exceptional costs in Exhibitions	183	—	—
Acquisition-related items	(12)	84	84
Reclassification of tax in joint ventures	5	12	11
Reclassification of finance income in joint ventures	(1)	(1)	(1)
Adjusted operating profit	2,076	2,491	2,346

The share of post-tax results of joint ventures of £15m (2019: £41m; 2018: £32m) included in operating profit comprised £4m (2019: £3m; 2018: nil) relating to Legal, £10m (2019: £36m; 2018: £31m) relating to Exhibitions and £1m (2019: £2m; 2018: £1m) relating to Risk.

The Exhibitions business was significantly disrupted in 2020 by restrictions applied around the world in response to Covid-19, leading to the cancellation of a large number of events, with considerable costs being incurred. In addition, action has been taken to reduce the cost structure of the business, creating a leaner, more agile organisation, and a more focused approach has been adopted for systems development.

Exhibitions has incurred exceptional costs of £183m which consist of £61m of costs relating to events that were cancelled, £82m of restructuring costs (mainly relating to severance) and a £40m impairment charge (£29m related to internally developed intangible assets and £11m related to property). The related tax credit amounted to £45m. These costs were incurred primarily in the UK, the US, France and Germany.

Of the £183m exceptional costs, £135m are cash costs, of which £51m were paid in 2020. The majority of the remainder are expected to be paid in 2021. All costs were included within administration and other expenses in the income statement.

Given their size and their non-recurring nature, these costs have been classified as exceptional, and as such are excluded from adjusted operating profit and other adjusted measures.

Acquisition-related items in the year included a gain of £76m from the revaluation of a put and call option arrangement relating to a non-controlling interest in a subsidiary within Legal.